497 J SUBMISSION FOLLOW-UP
                     TO PREVIOUSLY SUBMITTED 485B POS
                   ACCESSION NUMBER 0000071958-97-000005

                           NICHOLAS FUND, INC.

                            August 11, 1997

In accordance with Section 230.497 (j) of the Code of Federal Regulations I hereby certify on behalf of the Nicholas Fund, Inc., that:

        (1) the form of prospectus and statement of additional information that would have been filed under paragraph (b) or (c) of this section would not have differed from that contained in the most recent amendment submitted on July 30, 1997, 4:01pm EST under the Investment Acts of 1940 and Securities Act of 1933, and

        (2)     the  text  of   the  most  recent  amendment  has  been  filed
                electronically


                                                        /s/ JEFFREY T. MAY
                                                        -------------------
                                                           Jeffrey T. May
                                                        Senior Vice President
                                                           and Treasurer